Prospectus Supplement
John Hancock Investment Trust
John Hancock Disciplined Value Global Long/Short Fund  (the fund)
Supplement dated October 21, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
The Board of Trustees of the fund recently approved a change to the fund's fiscal year end from October 31 to March 31, effective October 21, 2024.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Investment Trust
John Hancock Disciplined Value Global Long/Short Fund  (the fund)
Supplement dated October 21, 2024 to the current Statement of Additional Information, as may be supplemented (the SAI)
The Board of Trustees of the fund recently approved a change to the fund's fiscal year end from October 31 to March 31, effective October 21, 2024.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.